Income tax (Tables)	12 Months Ended
Sep. 30, 2022
Income tax
Schedule of income tax reconciled to profit before income tax

The following table reconciles income tax expense to the profit before income tax expense.

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Profit before income tax expense	8,469	8,501	4,266	14,367	6,761
Tax at the Australian company tax rate of 30%	2,541	2,550	1,280	4,310	2,028
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	67	59	56	67	59
Life insurance:
Tax adjustment on policyholder earnings	(1)	3	(17)	-	-
Adjustment for life business tax rates	-	-	1	-	-
Dividend adjustments	-	-	-	(1,990)	(355)
Other non-assessable items	(97)	(6)	(3)	(64)	(5)
Other non-deductible items	409	252	585	24	204
Adjustment for overseas tax rates	(31)	(16)	16	(2)	9
Income tax (over)/under provided in prior years	(77)	3	1	(52)	(2)
Other items	(41)	193	55	(104)	210
Total income tax expense	2,770	3,038	1,974	2,189	2,148
Income tax expense comprises:
Current income tax	2,661	2,741	2,954	2,039	2,017
Movement in deferred tax[1]	186	294	(981)	202	133
Income tax (over)/under provision in prior years	(77)	3	1	(52)	(2)
Total income tax expense	2,770	3,038	1,974	2,189	2,148
Total Australia	2,316	2,610	1,697	2,128	2,090
Total Overseas	454	428	277	61	58
Total income tax expense[2]	2,770	3,038	1,974	2,189	2,148

1.	The movement in deferred tax includes $41 million credit for the Group and nil for the Parent Entity (2021 and 2020: Nil for the Group and the Parent Entity) relating to the movements in deferred tax assets and deferred tax liabilities that were classified in assets held for sale and liabilities held for sale respectively in the balance sheet.
2.	As the Bank levy is not a levy on income, it is not included in income tax. It is included in Note 3.

Schedule of temporary differences attributable to deferred tax assets and deferred tax liabilities

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Amounts recognised in the income statements and opening retained profits
Provisions for ECL on loans and credit commitments	1,364	1,481	1,205	1,269
Provision for long service leave, annual leave and other employee benefits	397	386	378	365
Property and equipment	301	347	271	316
Other provisions	319	424	295	388
Lease liabilities	640	743	571	665
All other liabilities	282	331	257	300
Total amounts recognised in the income statements and opening retained profits	3,303	3,712	2,977	3,303
Amounts recognised directly in OCI
Defined benefit	-	103	-	101
Total amounts recognised directly in OCI	-	103	-	101
Gross deferred tax assets	3,303	3,815	2,977	3,404
Set-off of deferred tax assets and deferred tax liabilities	(1,549)	(1,378)	(1,331)	(1,311)
Net deferred tax assets	1,754	2,437	1,646	2,093
Movements
Balance as at beginning of year	2,437	3,064	2,093	2,497
Impact on adoption of new accounting standards	-	(17)	-	(14)
Restated opening balance	2,437	3,047	2,093	2,483
Recognised in the income statements	(409)	(529)	(326)	(395)
Recognised in OCI	(103)	(77)	(101)	(48)
Balances reclassified to assets held for sale	-	(8)	-	-
Balances disposed of on sale of businesses	-	(4)	-	-
Set-off of deferred tax assets and deferred tax liabilities	(171)	8	(20)	53
Balance as at end of year	1,754	2,437	1,646	2,093

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Amounts recognised in the income statements and opening retained profits
Finance lease transactions	273	296	271	290
Property and equipment	506	610	445	541
All other assets	212	267	202	211
Total amounts recognised in the income statements and opening retained profits	991	1,173	918	1,042
Amounts recognised directly in OCI
Investment securities	136	214	136	211
Cash flow hedges	334	81	189	58
Defined benefit	88	-	88	-
Total amounts recognised directly in OCI	558	295	413	269
Gross deferred tax liabilities	1,549	1,468	1,331	1,311
Set-off of deferred tax assets and deferred tax liabilities	(1,549)	(1,378)	(1,331)	(1,311)
Net deferred tax liabilities	-	90	-	-
Movements
Balance as at beginning of year	90	126	-	-
Recognised in the income statements	(182)	(235)	(124)	(262)
Recognised in OCI	263	235	144	209
Balances reclassified to liabilities held for sale	-	(44)	-	-
Set-off of deferred tax assets and deferred tax liabilities	(171)	8	(20)	53
Balance as at end of year	-	90	-	-

Schedule of unrecognised deferred tax balances

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Deductible temporary differences
Tax losses on revenue account	621	470	607	454
Taxable temporary differences
Retained earnings of subsidiaries which the Parent Entity does not intend to distribute in the foreseeable future	369	55	-	-